Transactions with Related Parties - Summary of charged by our related parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commissions [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 0	$ 289,347
Supervision Fees [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	236,521
Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	5,242,990	5,831,900	$ 5,599,351
Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,871,071	1,867,100	1,799,209
Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	120,000	117,000	38,000
Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	915,450	948,750	912,500
Net Loss On Sale Of Vessels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	120,250	81,000	54,000
Impairment Loss [Member] | Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	108,000	125,000	0
Executive Compensation [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	924,503	1,028,386	994,840
Rental Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 88,326	$ 97,726	$ 90,121